INFORMATION BY BUSINESS SEGMENT (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Segment
Net operating revenue	R$ 40,181,552	R$ 37,158,908	R$ 34,074,233
Operating expenses	(26,702,164)	(26,129,636)	(29,275,307)
Energy purchased for resale	(5,068,123)	(3,028,226)	(3,117,655)
Charges on use of the electricity grid	(3,954,730)	(3,482,126)	(2,746,132)
Construction cost	(4,286,914)	(3,291,132)	(1,678,631)
Operational provisions	180,019	(2,481,054)	(6,928,425)
Regulatory remeasurements - Transmission Contracts	6,129,771
Profit before financial result	19,609,159	11,017,128	5,164,104
Financial Result	(11,628,120)	(12,002,121)	(4,373,595)
Other revenue and expenditure	136,540	651,280	186,924
Net profit from continuing operations	10,380,754	4,726,875	2,651,597
Net profit (loss) from discontinued operations		(332,014)	986,785
NET PROFIT FOR THE YEAR	10,380,754	4,394,861	3,638,382
Reportable Segment
Operating Segment
Net operating revenue	40,181,553	37,158,908	34,074,233
Third parties	40,181,553	37,158,908	34,074,233
Operating expenses	(26,702,165)	(26,129,636)	(29,275,307)
Depreciation and Amortization	(3,987,775)	(3,621,342)	(2,690,268)
Energy purchased for resale	(5,068,123)	(3,028,226)	(3,117,655)
Charges on use of the electricity grid	(3,954,730)	(3,482,126)	(2,469,411)
Construction cost	(4,286,914)	(3,291,132)	(1,678,631)
Operational provisions	180,019	(2,481,054)	(6,928,425)
Other expenses	(9,584,642)	(10,225,756)	(12,390,917)
Regulatory remeasurements - Transmission Contracts	6,129,771	(12,144)	365,178
Profit before financial result	19,609,159	11,017,128	5,164,104
Financial Result	(11,628,120)	(12,002,121)	(4,373,595)
Results of equity method investments	2,503,205	2,062,090	2,369,777
Other revenue and expenditure	136,540	651,280	186,924
Current and deferred income tax and social contribution	(240,030)	2,998,498	(695,613)
Net profit from continuing operations	10,380,755	4,726,875	2,651,597
Net profit (loss) from discontinued operations		(332,014)	986,785
NET PROFIT FOR THE YEAR	10,380,755	4,394,861	3,638,382
Eliminations
Operating Segment
Net operating revenue	(736,851)	(575,837)	(559,147)
Intersegments	(736,851)	(575,837)	(559,147)
Operating expenses	736,851	575,837	559,147
Energy purchased for resale	306,356	264,091	244,761
Charges on use of the electricity grid	425,935	311,616	276,721
Other expenses	4,560	130	37,665
Administration | Reportable Segment
Operating Segment
Net operating revenue	29,952	110,270	379,988
Third parties	29,952	110,270	379,988
Operating expenses	(236,593)	(920,109)	(4,660,501)
Depreciation and Amortization	(8,358)	(37,213)	(11,197)
Energy purchased for resale	(57)	(99)	(16,685)
Operational provisions	329,937	1,148,011	(3,501,113)
Other expenses	(558,115)	(2,030,808)	(1,131,506)
Profit before financial result	(206,641)	(809,839)	(4,280,513)
Generation | Reportable Segment
Operating Segment
Net operating revenue	23,983,323	22,397,652	20,252,000
Intersegments	306,356	264,091	244,761
Third parties	23,676,967	22,133,561	20,007,239
Operating expenses	(17,728,851)	(17,809,931)	(14,730,658)
Depreciation and Amortization	(3,921,409)	(3,476,566)	(2,353,916)
Energy purchased for resale	(5,374,422)	(3,292,218)	(3,345,731)
Charges on use of the electricity grid	(4,380,665)	(3,793,742)	(2,746,132)
Operational provisions	817,259	(3,193,235)	(1,885,716)
Other expenses	(4,869,614)	(4,054,170)	(4,399,163)
Profit before financial result	6,254,472	4,587,721	5,521,342
Transmission | Reportable Segment
Operating Segment
Net operating revenue	16,905,129	15,226,823	14,001,392
Intersegments	430,495	311,746	314,386
Third parties	16,474,634	14,915,077	13,687,006
Operating expenses	(9,473,572)	(7,975,433)	(10,443,295)
Depreciation and Amortization	(58,008)	(107,563)	(325,155)
Construction cost	(4,286,914)	(3,291,132)	(1,678,631)
Operational provisions	(967,177)	(435,830)	(1,541,596)
Other expenses	(4,161,473)	(4,140,908)	(6,897,913)
Regulatory remeasurements - Transmission Contracts	6,129,771	(12,144)	365,178
Profit before financial result	R$ 13,561,328	R$ 7,239,246	R$ 3,923,275